UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 22169

Dreyfus Institutional Reserves Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	12/31/11

FORM N-CSR

Item 1.                        Reports to Stockholders.

Dreyfus
Institutional Reserves
Funds

ANNUAL REPORT December 31, 2011

Contents

The Funds
A Letter from the Chairman and CEO	3
Discussion of Fund Performance	4
Understanding Your Fund’s Expenses	6
Comparing Your Fund’s Expenses
With Those of Other Funds	7
Statements of Investments	8
Statements of Assets and Liabilities	13
Statements of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	20
Report of Independent Registered
Public Accounting Firm	24
Important Tax Information	25
Information About the Renewal of
the Funds’ Management Agreement	26
Board Members Information	30
Officers of the Fund	31

For More Information
Back cover

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

• Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Dreyfus Institutional Reserves Funds

The Funds

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this annual report for Dreyfus Institutional Reserves Funds, covering the 12-month period from January 1, 2011, through December 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. financial markets were significantly impacted by a “flight to quality” sentiment in which investors fled riskier assets due to adverse macroeconomic developments ranging from an unprecedented downgrade of long-term U.S. debt securities to the resurgence of a sovereign debt crisis in Europe. Ironically, despite the rating downgrade, long-term U.S. Treasury securities ended the reporting period with double-digit total returns. Meanwhile, the day-to-day movements of the stock market were often tumultuous, even as U.S. corporations achieved record-setting profits and market valuations dropped below historical norms.

Our economic forecast calls for a mild acceleration of the U.S. recovery as the domestic banking system regains strength, credit conditions loosen and housing markets begin a long-awaited convalescence. Under other circumstances a stronger recovery might be expected to lift short-term interest rates, but the Federal Reserve Board has indicated that it is likely to keep rates low for some time to come in the absence of meaningful inflation. Of course, we encourage you to talk with your financial adviser to help ensure that your investment objectives are properly aligned with your risk tolerance in pursuing potential market opportunities in 2012.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chief Executive Officer
The Dreyfus Corporation
January 17, 2012

The Funds	3

DISCUSSION OF FUND PERFORMANCE (continued)

DISCUSSION OF
FUND PERFORMANCE

For the period of January 1, 2011, through December 31, 2011, as provided by Patricia A. Larkin, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended December 31, 2011, the three Dreyfus Institutional Reserves Funds listed below produced the following yields and effective yields:1

		Effective
	Yield (%)	Yield (%)
Dreyfus Institutional
Reserves Money Fund
Institutional Shares	0.11%	0.11%
Hamilton Shares	0.07%	0.07%
Premier Shares	0.00%	0.00%
Classic Shares	0.00%	0.00%
Agency Shares	0.01%	0.01%
Dreyfus Institutional
Reserves Treasury Fund
Institutional Shares	0.01%	0.01%
Hamilton Shares	0.00%	0.00%
Premier Shares	0.00%	0.00%
Classic Shares	0.00%	0.00%
Agency Shares	0.00%	0.00%
Dreyfus Institutional Reserves
Treasury Prime Fund
Institutional Shares	0.00%	0.00%
Hamilton Shares	0.00%	0.00%
Premier Shares	0.00%	0.00%
Agency Shares	0.00%	0.00%

Yields of money market instruments remained near historical lows throughout 2011 as the Federal Reserve Board (the “Fed”) left short-term interest rates within a range between 0.00% and 0.25%.

Global Economic Developments Roiled Equity Markets

Although a U.S. economic recovery seemed to gain momentum at the start of 2011, economic headwinds intensified in February, when energy prices surged higher amid unrest in the Middle East, and in March, when natural and nuclear disasters in Japan disrupted the global industrial supply chain.These factors helped produce an annualized U.S. GDP growth rate of just 0.4% for the first quarter of the year.

In late April, a European sovereign debt crisis worsened as Greece teetered on the brink of default and financial instability spread to other nations in the region. Meanwhile, a contentious political debate about government spending and borrowing dominated headlines in the United States. Industrial production picked up in May, but the unemployment rate climbed to 9.1%, and the U.S. housing market posted declines in existing home sales and housing starts.

The Fed ended its second quantitative easing program in June with relatively little impact on the financial markets. Meanwhile, energy prices moderated, and manufacturing activity increased.These positive developments were largely offset by declining consumer confidence, weak housing markets and sluggish job creation.The unemployment rate crept higher to 9.2% in June, and it later was announced that U.S. gross domestic product grew at a sluggish 1.3% annualized rate during the second quarter of 2011.

July saw heightened turmoil in the financial markets when Greece moved closer to insolvency and an unprecedented default on U.S. government debt loomed. Some of these worries came to a head in early August, when Standard & Poor’s downgraded its credit rating on long-term U.S. debt securities.The rating on short-term government debt, including securities purchased by many money market funds, was unchanged.

September brought more market turbulence when investors feared that the U.S. economy was headed for recession. However, the data seemed to tell a different story, as the unemployment rate moderated to 9.0%, existing-home sales moved higher and U.S. households reduced their debt-service burdens to a level not seen since 1994. It later was announced that U.S. GDP grew at an annualized 1.8% rate during the third quarter.

Economic sentiment changed dramatically in October, when the U.S. economy continued to show resilience and European officials moved closer to agreement on measures to address the debt crisis.The U.S. industrial and manufacturing sectors continued to improve, and housing starts surged to their highest level in nearly 18 months. These developments sparked strong rebounds among investments that had been severely punished during the summer downturn. November brought more positive economic news, most notably a steep decline in the unemployment rate from 9.0% to 8.6%. In addition, early data from retailers during the holiday season suggested that consumers were spending more freely, while orders and production in the manufacturing sector accelerated. December witnessed more economic improvement, as the unemployment rate inched lower to 8.5%, the measure’s lowest reading in nearly three years; home sales rose for the third consecutive month; and consumer confidence climbed to an eight-month high.

Rates Likely to Stay Low

Yields of money market instruments remained near zero percent throughout the reporting period, and yield differences along the market’s maturity spectrum remained relatively narrow, so it made little sense to incur the additional risks that longer-dated securities typically entail. Therefore, we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages.

Despite recently encouraging signs of economic improvement, the outlook remains cloudy, and the Fed has reiterated its intention to keep short-term interest rates near historical lows “at least until late 2014.” Therefore, we intend to maintain the fund’s focus on quality and liquidity.

January 17, 2012

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate.
Yields provided for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Funds	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemptions fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from July 1, 2011 to December 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment†
assuming actual returns for the six months ended December 31, 2011
	Institutional	Hamilton	Agency	Premier	Classic
	Shares	Shares	Shares	Shares	Shares
Dreyfus Institutional Reserves
Money Fund
Expenses paid per $1,000†	$.71	$.91	$.96	$.96	$.96
Ending value (after expenses)	$1,000.30	$1,000.10	$1,000.00	$1,000.00	$1,000.00
Annualized expense ratio (%)	.14	.18	.19	.19	.19
Dreyfus Institutional Reserves
Treasury Fund
Expenses paid per $1,000†	$.30	$.30	$.25	$.30	$.30
Ending value (after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Annualized expense ratio (%)	.06	.06	.05	.06	.06
Dreyfus Institutional Reserves
Treasury Prime Fund
Expenses paid per $1,000†	$.15	$.15	$.15	$.15	—
Ending value (after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	—
Annualized expense ratio (%)	.03	.03	.03	.03	—

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment†
assuming a hypothetical 5% annualized return for the six months ended December 31, 2011
	Institutional	Hamilton	Agency	Premier	Classic
	Shares	Shares	Shares	Shares	Shares
Dreyfus Institutional Reserves
Money Fund
Expenses paid per $1,000†	$.71	$.92	$.97	$.97	$.97
Ending value (after expenses)	$1,024.50	$1,024.30	$1,024.25	$1,024.25	$1,024.25
Annualized expense ratio (%)	.14	.18	.19	.19	.19
Dreyfus Institutional Reserves
Treasury Fund
Expenses paid per $1,000†	$.31	$.31	$.26	$.31	$.31
Ending value (after expenses)	$1,024.90	$1,024.90	$1,024.95	$1,024.90	$1,024.90
Annualized expense ratio (%)	.06	.06	.05	.06	.06
Dreyfus Institutional Reserves
Treasury Prime Fund
Expenses paid per $1,000†	$.15	$.15	$.15	$.15	—
Ending value (after expenses)	$1,025.05	$1,025.05	$1,025.05	$1,025.05	—
Annualized expense ratio (%)	.03	.03	.03	.03	—

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Funds	7

STATEMENT OF INVESTMENTS
December 31, 2011

	Principal
Dreyfus Institutional Reserves Money Fund	Amount ($)		Value ($)
Negotiable Bank Certificates of Deposit—28.8%
Barclays Bank
0.53%—0.68%, 1/3/12—1/20/12	273,000,000	[a]	273,000,000
Credit Suisse (Yankee)
0.36%—0.40%, 1/3/12—1/12/12	200,000,000		200,000,000
Deutsche Bank AG (Yankee)
0.31%, 1/9/12	100,000,000		100,000,000
Mizuho Corporate Bank (Yankee)
0.42%, 2/2/12	150,000,000		150,000,000
Nordea Bank Finland (Yankee)
0.35%, 1/9/12	100,000,000		100,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.35%, 1/11/12	50,000,000	[b]	50,000,000
UBS (Yankee)
0.44%, 1/13/12	50,000,000		50,000,000
Total Negotiable Bank Certificates of Deposit
(cost $923,000,000)			923,000,000

Commercial Paper—5.0%
Bank of Nova Scotia
0.03%, 1/3/12	125,000,000		124,999,791
Mizuho Funding LLC
0.36%, 1/12/12	35,000,000	[b]	34,996,150
Total Commercial Paper
(cost $159,995,941)			159,995,941

Time Deposits—14.5%
Bank of Tokyo-Mitsubishi Ltd. (Grand Cayman)
0.01%, 1/3/12	125,000,000		125,000,000
Royal Bank Of Canada (Toronto)
0.01%, 1/3/12	125,000,000		125,000,000
Skandinaviska Enskilda Banken (Grand Cayman)
0.02%, 1/3/12	91,000,000		91,000,000
Swedbank (Grand Cayman)
0.01%, 1/3/12	125,000,000		125,000,000
Total Time Deposits
(cost $466,000,000)			466,000,000

U.S. Government Agencies—6.2%
Federal Home Loan Bank
0.25%, 1/3/12	100,000,000	[a]	99,976,999
Federal Home Loan Mortgage Corp.
0.29%, 1/3/12	100,000,000	[a,c]	99,968,964
Total U.S. Government Agencies
(cost $199,945,963)			199,945,963

	Principal
Dreyfus Institutional Reserves Money Fund (continued)	Amount ($)	Value ($)

U.S. Treasury Bills—27.3%
0.00%—0.04%, 1/26/12—6/21/12
(cost $874,970,287)	875,000,000	874,970,287

U.S. Treasury Notes—12.5%
0.03%—0.07%, 1/3/12—5/31/12
(cost $400,612,936)	400,000,000	400,612,936

Repurchase Agreements—5.5%
ABN AMRO Bank N.V.
0.04%, dated 12/30/11, due 1/3/12 in the amount of $150,000,667
(fully collateralized by $153,039,800 U.S. Treasury Bills,
due 6/21/12, value $153,000,010)	150,000,000	150,000,000
UBS Securities LLC
0.02%, dated 12/30/11, due 1/3/12 in the amount of $25,000,056
(fully collateralized by $21,750,200 U.S. Treasury Notes, 3.63%,
due 2/15/21, value $25,500,049)	25,000,000	25,000,000
Total Repurchase Agreements
(cost $175,000,000)		175,000,000
Total Investments (cost $3,199,525,127)	99.8%	3,199,525,127
Cash and Receivables (Net)	.2%	7,203,432
Net Assets	100.0%	3,206,728,559

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At December 31, 2011, these securities amounted to $84,996,150 or 2.7% of net assets.
c The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the
conservator.As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Banking	48.3	Repurchase Agreements	5.5
U.S. Government/Agencies	46.0		99.8
† Based on net assets.
See notes to financial statements.

The Funds	9

STATEMENT OF INVESTMENTS
December 31, 2011

	Annualized
	Yield on
	Date of	Principal
Dreyfus Institutional Reserves Treasury Fund	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Bills—39.7%
1/5/12	0.01	100,000,000	99,999,944
1/12/12	0.01	300,000,000	299,999,389
3/1/12	0.04	50,000,000	49,996,875
5/24/12	0.05	100,000,000	99,982,000
6/21/12	0.04	100,000,000	99,980,889
Total U.S. Treasury Bills
(cost $649,959,097)			649,959,097

U.S. Treasury Notes—14.7%
2/15/12	0.07	100,000,000	100,159,302
2/29/12	0.18	89,317,000	89,959,661
6/15/12	0.08	50,000,000	50,405,359
Total U.S. Treasury Notes
(cost $240,524,322)			240,524,322

Repurchase Agreements—45.2%
Barclays Capital, Inc.
dated 12/30/11, due 1/3/12 in the amount of $82,000,182
(fully collateralized by $80,498,900 U.S. Treasury Notes,
2.75%, due 2/28/13, value $83,640,087)	0.02	82,000,000	82,000,000
BNP Paribas
dated 12/30/11, due 1/3/12 in the amount of $140,000,311
(fully collateralized by $101,175,200 U.S. Treasury Inflation
Protected Securities, 2.13%, due 2/15/40, value $142,800,003)	0.02	140,000,000	140,000,000
Citibank, NA
dated 12/30/11, due 1/3/12 in the amount of $120,000,400
(fully collateralized by $108,818,300 U.S. Treasury Notes, 4%,
due 2/15/15, value $122,400,054)	0.03	120,000,000	120,000,000

	Annualized
	Yield on
	Date of	Principal
Dreyfus Institutional Reserves Treasury Fund (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Goldman, Sachs & Co.
dated 12/30/11, due 1/3/12 in the amount of $259,000,576
(fully collateralized by $218,739,000 U.S. Treasury
Inflation Protected Securities, 1.13%-2.13%,
due 1/15/21-2/15/41, value $264,180,060)	0.02	259,000,000	259,000,000
Merrill Lynch & Co. Inc.
dated 12/30/11, due 1/3/12 in the amount of $140,000,156
(fully collateralized by $133,701,000 U.S. Treasury Notes, 2.38%,
due 2/28/15, value $142,800,011)	0.01	140,000,000	140,000,000
Total Repurchase Agreements
(cost $741,000,000)			741,000,000

Total Investments (cost $1,631,483,419)		99.6%	1,631,483,419

Cash and Receivables (Net)		.4%	7,333,124

Net Assets		100.0%	1,638,816,543

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Repurchase Agreements	45.2	U.S. Treasury Notes	14.7
U.S. Treasury Bills	39.7		99.6
† Based on net assets.
See notes to financial statements.

The Funds	11

STATEMENT OF INVESTMENTS

December 31, 2011

	Annualized
	Yield on
	Date of	Principal
Dreyfus Institutional Reserves Treasury Prime Fund	Purchase (%)	Amount ($)	Value ($)
U.S. Treasury Bills—92.6%
1/5/12	0.00	69,000,000	68,999,997
1/12/12	0.00	75,000,000	75,000,000
1/19/12	0.02	244,000,000	243,997,869
1/26/12	0.03	27,000,000	26,999,531
2/2/12	0.01	18,000,000	17,999,920
2/9/12	0.005	6,000,000	5,999,967
2/23/12	0.01	28,000,000	27,999,588
3/1/12	0.03	120,000,000	119,994,000
3/8/12	0.01	20,000,000	19,999,535
3/22/12	0.01	75,000,000	74,998,931
3/29/12	0.003	3,000,000	2,999,982
4/5/12	0.03	6,000,000	5,999,525
4/26/12	0.06	25,000,000	24,995,368
5/17/12	0.04	20,000,000	19,996,956
6/7/12	0.06	25,000,000	24,993,965
6/21/12	0.04	25,000,000	24,995,222
Total U.S. Treasury Bills
(cost $785,970,356)			785,970,356

U.S. Treasury Notes—7.2%
1/17/12	0.02	11,000,000	11,005,160
4/2/12	0.04	25,000,000	25,059,417
4/30/12	0.05	25,000,000	25,366,620
Total U.S. Treasury Notes
(cost $61,431,197)			61,431,197
Total Investments (cost $847,401,553)		99.8%	847,401,553
Cash and Receivables (Net)		.2%	1,347,022
Net Assets		100.0%	848,748,575

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Treasury Bills	92.6	U.S. Treasury Notes	7.2
			99.8

† Based on net assets.
See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2011

		Dreyfus	Dreyfus
	Dreyfus	Institutional	Institutional
	Institutional	Reserves	Reserves
	Reserves	Treasury	Treasury
	Money Fund	Fund	Prime Fund
Assets ($):
Investments in securities at value—Note 1(a,b)†	3,199,525,127[a]	1,631,483,419[a]	847,401,553
Cash	5,294,462	8,790,164	1,053,625
Interest receivable	5,368,656	1,959,603	311,251
	3,210,188,245	1,642,233,186	848,766,429
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)	468,907	54,081	17,854
Payable for shares of Beneficial Interest redeemed	2,990,779	3,362,562	—
	3,459,686	3,416,643	17,854
Net Assets ($)	3,206,728,559	1,638,816,543	848,748,575
Composition of Net Assets ($):
Paid-in capital	3,206,743,036	1,639,198,348	848,757,228
Accumulated net realized gain (loss) on investments	(14,477)	(381,805)	(8,653)
Net Assets ($)	3,206,728,559	1,638,816,543	848,748,575
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	767,737,069	125,471,610	579,982,333
Shares Outstanding	767,265,406	125,448,804	579,989,246
Net Asset Value Per Share ($)	1.00	1.00	1.00
Hamilton Shares
Net Assets ($)	1,823,500,772	281,714,816	24,633,205
Shares Outstanding	1,822,464,987	281,679,950	24,633,632
Net Asset Value Per Share ($)	1.00	1.00	1.00
Agency Shares
Net Assets ($)	21,794,282	3,463,838	6,250
Shares Outstanding	21,781,011	3,463,127	6,250
Net Asset Value Per Share ($)	1.00	1.00	1.00
Premier Shares
Net Assets ($)	416,299,792	1,024,524,326	244,126,787
Shares Outstanding	416,048,084	1,024,361,897	244,128,100
Net Asset Value Per Share ($)	1.00	1.00	1.00
Classic Shares
Net Assets ($)	177,396,644	203,641,953	—
Shares Outstanding	177,284,831	203,601,753	—
Net Asset Value Per Share ($)	1.00	1.00	—
† Investments at cost ($)	3,199,525,127	1,631,483,419	847,401,553

a Amount includes repurchase agreements of $175,000,000 for Dreyfus Institutional Reserves Money Fund and $741,000,000 for Dreyfus Institutional Reserves Treasury Fund.
See Note 1(b).

See notes to financial statements.

The Funds	13

STATEMENTS OF OPERATIONS
Year Ended December 31, 2011

		Dreyfus	Dreyfus
	Dreyfus	Institutional	Institutional
	Institutional	Reserves	Reserves
	Reserves	Treasury	Treasury
	Money Fund	Fund	Prime Fund
Investment Income ($):
Interest Income	13,404,700	1,404,637	614,508
Expenses:
Management fee—Note 2(a)	7,199,375	2,021,092	1,360,273
Distribution fees—Note 2(b)	4,097,912	3,758,261	799,406
Trustees’ fees—Note 2(c)	85,530	43,608	22,654
Total Expenses	11,382,817	5,822,961	2,182,333
Less—reduction in expenses due to undertaking—Note 2(a)	(1,993,898)	(4,391,410)	(1,545,481)
Less—Trustees’ fees reimbursed by the Manager—Note 2(c)	(85,530)	(43,608)	(22,654)
Net Expenses	9,303,389	1,387,943	614,198
Investment Income—Net	4,101,311	16,694	310
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	963,732	72,761	270
Net Increase in Net Assets Resulting from Operations	5,065,043	89,455	580

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Dreyfus Institutional
	Reserves Money Fund
	Year Ended December 31,
	2011	2010
Operations ($):
Investment income—net	4,101,311	13,288,328
Net realized gain (loss) on investments	963,732	548,536
Net Increase (Decrease) in Net Assets Resulting from Operations	5,065,043	13,836,864
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(1,977,556)	(5,980,288)
Hamilton Shares	(2,120,531)	(7,261,165)
Agency Shares	(3,001)	(18,071)
Premier Shares	(171)	(28,714)
Classic Shares	(52)	(90)
Total Dividends	(4,101,311)	(13,288,328)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	8,131,492,765	15,084,987,428
Hamilton Shares	13,498,080,803	16,538,191,224
Agency Shares	65,669,411	131,313,630
Premier Shares	2,054,081,478	2,626,003,239
Classic Shares	1,874,781,059	2,691,464,987
Dividends reinvested:
Institutional Shares	60,261	552,377
Hamilton Shares	31,283	171,580
Premier Shares	7	1,678
Classic Shares	52	90
Cost of shares redeemed:
Institutional Shares	(9,200,765,435)	(15,700,725,589)
Hamilton Shares	(15,156,623,317)	(18,559,454,160)
Agency Shares	(71,383,810)	(146,624,487)
Premier Shares	(2,241,217,463)	(2,851,419,440)
Classic Shares	(1,946,721,096)	(2,980,135,950)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(2,992,514,002)	(3,165,673,393)
Settlement payment from unaffiliated third party†	—	1,896,975
Total Increase (Decrease) In Net Assets	(2,991,550,270)	(3,163,227,882)
Net Assets ($):
Beginning of Period	6,198,278,829	9,361,506,711
End of Period	3,206,728,559	6,198,278,829

† See Note 3.
See notes to financial statements.

The Funds	15

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Dreyfus Institutional		Dreyfus Institutional
	Reserves Treasury Fund		Reserves Treasury Prime Fund
	Year Ended December 31,		Year Ended December 31,
	2011	2010	2011	2010
Operations ($):
Investment income—net	16,694	186,106	310	7,985
Net realized gain (loss) on investments	72,761	—	270	(16)
Net Increase (Decrease) in Net Assets
Resulting from Operations	89,455	186,106	580	7,969
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(15,214)	(99,315)	(201)	(7,880)
Hamilton Shares	(1,114)	(86,402)	(10)	(10)
Agency Shares	(3)	(3)	—	—
Premier Shares	(303)	(317)	(99)	(95)
Classic Shares	(60)	(69)	—	—
Total Dividends	(16,694)	(186,106)	(310)	(7,985)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	470,768,099	996,195,215	1,942,301,935	1,756,092,841
Hamilton Shares	1,286,143,083	3,587,076,267	215,343,820	420,950,453
Agency Shares	408,357,550	59,386,898	—	—
Premier Shares	3,031,354,894	3,207,044,127	1,240,665,940	2,752,610,311
Classic Shares	886,248,162	1,203,305,376	—	—
Dividends reinvested:
Institutional Shares	32	445	24	863
Hamilton Shares	169	4,538	—	—
Premier Shares	7	4	—	—
Classic Shares	55	63	—	—
Cost of shares redeemed:
Institutional Shares	(568,241,523)	(1,278,185,236)	(1,876,726,843)	(1,798,410,082)
Hamilton Shares	(1,279,545,554)	(3,975,102,785)	(232,609,388)	(390,513,388)
Agency Shares	(410,260,227)	(60,947,283)	—	—
Premier Shares	(2,904,727,028)	(3,490,864,692)	(1,252,051,781)	(2,787,847,076)
Classic Shares	(897,905,118)	(1,325,352,333)	—	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	22,192,601	(1,077,439,396)	36,923,707	(47,116,078)
Settlement payment from
unaffiliated third party†	—	519,529	—	—
Total Increase (Decrease) In Net Assets	22,265,362	(1,076,919,867)	36,923,977	(47,116,094)
Net Assets ($):
Beginning of Period	1,616,551,181	2,693,471,048	811,824,598	858,940,692
End of Period	1,638,816,543	1,616,551,181	848,748,575	811,824,598

† See Note 3.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund’s (the “funds”) Institutional, Hamilton, Agency, Premier and Classic shares represents the financial highlights of the fund’s predecessor, BNY Hamilton Funds, before the funds commenced operation as of the close of business on September 12, 2008, and represent the performance of the fund’s Institutional, Hamilton, Agency, Premier and Classic shares threafter.Total return shows how much an investment in the fund’s Institutional, Hamilton,Agency, Premier and Classic shares would have increased (or decreased) during each period, assuming all dividends and distributions were reinvested.

		Per Share Data ($)					Ratios/Supplemental Data (%)
						Ratio of	Ratio of	Ratio of Net
	Net Asset		Dividends	Net Asset		Total	Net	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets	Net Assets	($x1,000)

Dreyfus Institutional
Reserves Money Fund
Institutional Shares
Year Ended December 31,
2011	1.00	.001	(.001)	1.00	.11	.14	.14	.12	767,737
2010	1.00	.002	(.002)	1.00	.21	.14	.14	.19	1,836,863
2009	1.00	.006	(.006)	1.00	.57	.17	.17	.61	2,451,271
2008	1.00	.028	(.028)	1.00	2.86	.15	.15	2.84	3,513,565
2007	1.00	.052	(.052)	1.00	5.30	.15	.15	5.14	3,500,461
Hamilton Shares
Year Ended December 31,
2011	1.00	.001	(.001)	1.00	.07	.19	.19	.08	1,823,501
2010	1.00	.002	(.002)	1.00	.15	.19	.19	.15	3,481,446
2009	1.00	.005	(.005)	1.00	.51	.21	.21	.50	5,501,158
2008	1.00	.028	(.028)	1.00	2.81	.20	.20	2.87	4,038,235
2007	1.00	.051	(.051)	1.00	5.25	.20	.20	5.13	4,545,664
Agency Shares
Year Ended December 31,
2011	1.00	.000[a]	.000[a]	1.00	.01	.29	.24	.01	21,794
2010	1.00	.001	(.001)	1.00	.06	.29	.28	.05	27,498
2009	1.00	.004	(.004)	1.00	.42	.32	.31	.42	42,799
2008	1.00	.027	(.027)	1.00	2.70	.30	.30	3.31	53,413
2007	1.00	.050	(.050)	1.00	5.15	.30	.30	5.20	509,874
Premier Shares
Year Ended December 31,
2011	1.00	.000[a]	.000[a]	1.00	.00[b]	.44	.26	.00[b]	416,300
2010	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.44	.33	.00[b]	603,226
2009	1.00	.003	(.003)	1.00	.31	.47	.44	.36	828,469
2008	1.00	.025	(.025)	1.00	2.55	.45	.45	2.60	1,797,040
2007	1.00	.049	(.049)	1.00	4.99	.44	.44	4.89	2,396,847
Classic Shares
Year Ended December 31,
2011	1.00	.000[a]	.000[a]	1.00	.00[b]	.69	.26	.00[b]	177,397
2010	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.69	.33	.00[b]	249,246
2009	1.00	.002	(.002)	1.00	.18	.72	.57	.18	537,810
2008	1.00	.023	(.023)	1.00	2.30	.70	.70	2.34	694,590
2007	1.00	.046	(.046)	1.00	4.73	.70	.70	4.63	1,078,224

a	Amount represents less than $.0005 per share.
[b]	Amount represents less than .01%.

See notes to financial statements.

The Funds	17

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)					Ratios/Supplemental Data (%)
						Ratio of	Ratio of	Ratio of Net
	Net Asset		Dividends	Net Asset		Total	Net	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets	Net Assets	($x1,000)

Dreyfus Institutional
Reserves Treasury Fund
Institutional Shares
Year Ended December 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.01	.14	.10	.01	125,472
2010	1.00	.001	(.001)	1.00	.05	.14	.13	.04	222,951
2009	1.00	.001	(.001)	1.00	.06	.15	.15	.06	504,846
2008	1.00	.016	(.016)	1.00	1.59	.16	.16	1.60	217,234
2007	1.00	.047	(.047)	1.00	4.83	.15	.15	4.58	369,397
Hamilton Shares
Year Ended December 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.19	.10	.00[b]	281,715
2010	1.00	.000[a]	(.000)[a]	1.00	.02	.19	.18	.01	275,160
2009	1.00	.000[a]	(.000)[a]	1.00	.03	.20	.19	.03	663,017
2008	1.00	.015	(.015)	1.00	1.54	.20	.20	1.57	745,179
2007	1.00	.047	(.047)	1.00	4.78	.20	.20	4.49	1,304,610
Agency Shares
Year Ended December 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.29	.12	.00[b]	3,464
2010	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.29	.19	.00[b]	5,366
2009	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.32	.24	.01	6,925
2008	1.00	.014	(.014)	1.00	1.44	.30	.30	1.57	57,195
2007	1.00	.046	(.046)	1.00	4.67	.30	.30	4.11	21,987
Premier Shares
Year Ended December 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.44	.09	.00[b]	1,024,524
2010	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.44	.19	.00[b]	897,799
2009	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.46	.22	.00[b]	1,181,422
2008	1.00	.013	(.013)	1.00	1.30	.45	.44	1.35	1,688,060
2007	1.00	.044	(.044)	1.00	4.52	.45	.45	4.41	2,134,582
Classic Shares
Year Ended December 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.69	.10	.00[b]	203,642
2010	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.69	.18	.00[b]	215,275
2009	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.71	.22	.00[b]	337,261
2008	1.00	.011	(.011)	1.00	1.11	.70	.63	1.06	509,762
2007	1.00	.042	(.042)	1.00	4.26	.70	.70	4.15	442,131

[a]	Amount represents less than $.0005 per share.
b	Amount represents less than .01%.

See notes to financial statements.

		Per Share Data ($)					Ratios/Supplemental Data (%)
						Ratio of	Ratio of	Ratio of Net
	Net Asset		Dividends	Net Asset		Total	Net	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets	Net Assets	($x1,000)

Dreyfus Institutional Reserves
Treasury Prime Fund
Institutional Shares
Year Ended December 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.16	.07	.00[b]	579,982
2010	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.16	.13	.00[b]	514,407
2009	1.00	.000[a]	(.000)[a]	1.00	.03	.17	.16	.04	556,723
2008	1.00	.014	(.014)	1.00	1.41	.19	.17	.85	866,681
2007	1.00	.045	(.045)	1.00	4.55	.34	.16	4.36	77,674
Hamilton Shares
Year Ended December 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.20	.08	.00[b]	24,633
2010	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.20	.13	.00[b]	41,899
2009	1.00	.000[a]	(.000)[a]	1.00	.01	.21	.17	.02	11,462
2008	1.00	.014	(.014)	1.00	1.37	.25	.21	1.03	36,992
2007	1.00	.033	(.033)	1.00	3.29	.35	.20	3.80	13,806
Agency Shares
Year Ended December 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.30	.07	.00[b]	6
2010	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.30	.13	.00[b]	6
2009	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.31	.20	.01	6
2008	1.00	.002	(.002)	1.00	.16	.31	.31	.50	6
2007	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.00[b]	.00[b]	.00[b]	—[c]
Premier Shares
Year Ended December 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.45	.07	.00[b]	244,127
2010	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.45	.13	.00[b]	255,513
2009	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.46	.18	.00[b]	290,749
2008	1.00	.011	(.011)	1.00	1.11	.50	.46	.88	371,388
2007	1.00	.041	(.041)	1.00	4.25	.62	.45	3.66	102,368

a	Amount represents less than $.0005 per share.
b	Amount represents less than .01%.
c	Amount represents less than $1,000.

See notes to financial statements.

The Funds	19

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional ReservesTreasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund (each, a “fund”), each a separate series of Dreyfus Institutional Reserves Funds (the “Company”), are registered under the Investment Company Act of 1940, as amended (the “Act”). Each fund is a diversified open-end management investment company. The Company accounts separately for the assets, liabilities and operations of each series. Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the funds’ investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of each fund’s shares, which are sold to the public without a sales charge. Each fund offers Institutional shares, Hamilton shares, Agency shares and Premier shares. In addition, Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund also offer Classic shares. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. Hamilton shares, Agency shares, Premier shares and Classic shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act.

As of December 31, 2011, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 6,250 Agency shares of Dreyfus Institutional Reserves Treasury Prime Fund.

It is each fund’s policy to maintain a continuous net asset value per share of $1.00 for each class; each fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that each fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The funds’ financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Table 1 summarizes the inputs used as of December 31, 2011 in valuing each fund’s investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the funds’ agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Expenses: Expenses directly attributable to each series are charged to that series operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

(d) Dividends to shareholders: It is the policy of each fund to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains.

(e) Federal income taxes: It is the policy of each fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.

As of and during the period ended December 31, 2011, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period, the funds did not incur any interest or penalties.

Table 1—Fair Value Measurements

		Short-Term Investments ($)†
	Level 1—	Level 2—Other
	Unadjusted	Significant	Level 3—Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Dreyfus Institutional Reserves Money Fund	—	3,199,525,127	—	3,199,525,127
Dreyfus Institutional Reserves Treasury Fund	—	1,631,483,419	—	1,631,483,419
Dreyfus Institutional Reserves Treasury Prime Fund	—	847,401,553	—	847,401,553

†	See Statement of Investments for additional detailed categorizations.

The Funds	21

NOTES TO FINANCIAL STATEMENTS (continued)

Each of the tax years in the four-year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2011, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), each fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

Table 2 summarizes each fund’s accumulated capital loss carryover available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2011.

The tax character of distributions paid to shareholders for each fund during the fiscal periods ended December 31, 2011 and December 31, 2010 were all ordinary income.

At December 31, 2011, the cost of investment for federal income tax purposes for each fund was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee for Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund is computed at the annual rates of .14%, .14% and .16%, respectively, of the value of each fund’s average daily net assets and is payable monthly.

As to each fund, unless the Manager gives a fund’s investors 90 days notice to the contrary, the Manager, and not the fund, will be liable for fund expenses (exclusive of taxes, brokerage fees and extraordinary expenses) other than the following expenses, which will be borne by the fund: the management fee, and with respect to the fund’s Hamilton shares, Agency shares, Premier shares and Classic shares, Rule 12b-1 Service Plan expenses.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and

Table 2—Capital Loss Carryover

			Expiring in fiscal:†
	2013	2014	2015	2016	2017	2018	Total
Dreyfus Institutional Reserves Money Fund ($)	—	—	14,477	—	—	—	14,477
Dreyfus Institutional Reserves Treasury Fund ($)	54,821	214,708	112,276	—	—	—	381,805
Dreyfus Institutional Reserves Treasury Prime Fund ($)	—	—	973	7,664	—	16	8,653

†	If not applied, the carryovers expire in the above years.

Table 3—Expense Reductions

	Institutional	Hamilton	Agency	Premier	Classic
	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)
Dreyfus Institutional Reserves Money Fund	3,516	138,291	11,041	879,561	961,489
Dreyfus Institutional Reserves Treasury Fund	66,758	210,571	15,366	2,899,605	1,199,110
Dreyfus Institutional Reserves Treasury Prime Fund	480,419	36,880	14	1,028,168	—

not contractual, and may be terminated at any time. Table 3 summarizes the reduction in expenses for each relevant class of each fund pursuant to the undertakings during the period ended December 31, 2011.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Hamilton shares, Agency shares, Premier shares and Classic shares of each fund pay the Distributor for distributing their shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing. For Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional ReservesTreasury Fund, the Plan provides for payments to be made at annual rates of .05%, .15%, .30% and .55% of the value of such class’ average daily net assets of the Hamilton,Agency, Premier and Classic shares, respectively.The Plan provides for payments to be made at annual rates of .04%, .14% and .29% for Dreyfus Institutional Reserves Treasury Prime Fund’s Hamilton, Agency and Premier shares’ average daily net assets, respectively. The fees payable under the Plan are payable without regard to actual expenses incurred. Table 4 summarizes the amounts each fund was charged pursuant to the Plan during the period ended December 31, 2011.

Table 5 summarizes the components of “Due toThe Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities for each fund.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Currently, Board members fees are borne by the Manager as to each fund pursuant to the undertaking in effect.

NOTE 3—Other:

During the period ended December 31, 2010, Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund received regulatory settlement payments of $1,896,975 and $519,529, respectively, from an unaffiliated third party which are included in the Statements of Changes in Net Assets. The impact of these payments amounted to less than $.001 per share and the impact on total return amounted to less than .01% for each class of shares of each fund.

Table 4—Distribution Fees

	Hamilton	Agency	Premier	Classic
	Shares ($)	Shares ($)	Shares ($)	Shares ($)
Dreyfus Institutional Reserves Money Fund	1,394,570	33,382	1,441,960	1,228,000
Dreyfus Institutional Reserves Treasury Fund	120,080	13,384	2,513,501	1,111,296
Dreyfus Institutional Reserves Treasury Prime Fund	11,877	9	787,520	—

Table 5—Due to The Dreyfus Corporation and Affiliates

	Management	Distribution	Less Expense
	Fees ($)	Fees ($)	Reimbursement ($)
Dreyfus Institutional Reserves Money Fund	383,369	275,728	(190,190)
Dreyfus Institutional Reserves Treasury Fund	157,040	317,642	(420,601)
Dreyfus Institutional Reserves Treasury Prime Fund	122,799	63,359	(168,304)

The Funds	23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees Dreyfus Institutional Reserves Funds:

Dreyfus Institutional Reserves Money Fund Dreyfus Institutional Reserves Treasury Fund Dreyfus Institutional Reserves Treasury Prime Fund

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Dreyfus Institutional Reserves Funds (comprising, respectively, Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund) as of December 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended December 31, 2007 were audited by other auditors whose report dated February 28, 2008, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective series constituting Dreyfus Institutional Reserves Funds at December 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

IMPORTANT TAX INFORMATION (Unaudited)

Dreyfus Institutional Reserves Money Fund

For federal tax purposes the fund hereby designates 95.28% of ordinary income dividends paid during the fiscal year ended December 31, 2011 as qualifying “interest related dividends”.

Dreyfus Institutional Reserves Treasury Fund

For federal tax purposes the fund hereby designates 100% of ordinary income dividends paid during the fiscal year ended December 31, 2011 as qualifying “interest related dividends”.

Dreyfus Institutional Reserves Treasury Prime Fund

For federal tax purposes the fund hereby designates 100% of ordinary income dividends paid during the fiscal year ended December 31, 2011 as qualifying interest related dividends. For State individual income tax purposes, the fund hereby designates 100% of the ordinary income dividends paid during its fiscal year ended December 31, 2011 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California and the District of Columbia.

The Funds	25

INFORMATION ABOUT THE RENEWAL OF
THE FUNDS’ MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the funds’ Board of Trustees held on July 13 and 14, 2011, the Board considered the renewal of each fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (each, the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the funds, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of each Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to each Fund. The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in each fund, each fund’s asset size and the allocation of fund assets among distribution channels for each fund. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the funds.

The Board members also considered research support available to, and portfolio management capabilities of, each fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of each Fund’s Performance and Management Fee and Expense Ratio.

Dreyfus Institutional Reserves Treasury Prime Fund

The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of December 31, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was at and below the Performance Group median and above and below the Performance Universe median for the various periods.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. They noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was above the Expense Group median and below the Expense Universe median and the fund’s total expenses were below the Expense Group and Expense Universe medians.

The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Dreyfus Institutional Reserves Treasury Fund

The Board members reviewed reports prepared by Lipper which included information comparing (1) the fund’s performance with the performance of its Performance Group and its Performance Universe, all for various periods ended May 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of its Expense Group and with its Expense Universe, the information for which was derived in part from fund financial statements available to Lipper as of December 31, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was above and at the Performance Group median and above the Performance Universe median for the various periods.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.They noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees paid by Similar Clients, and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Funds	27

INFORMATION ABOUT THE RENEWAL OF THE FUNDS MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus Institutional Reserves Money Fund

The Board members reviewed reports prepared by Lipper which included information comparing (1) the fund’s performance with the performance of its Performance Group and its Performance Universe, all for various periods ended May 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of its Expense Group and with its Expense Universe, the information for which was derived in part from fund financial statements available to Lipper as of December 31, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board members discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and the Performance Universe medians for the various periods.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.They noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees paid by Similar Clients, and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing each fund, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis with respect to each fund (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. They also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in a fund’s asset level.The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the funds’ investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of each fund’s Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with each fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of each fund had been adequately consid- ered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for each fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of each Agreement was in the best interests of the relevant fund and its respective shareholders.

The Funds	29

BOARD MEMBERS INFORMATION (Unaudited)

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 75 investment companies (comprised of 163 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since February 1988.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 38 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since January 2008.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since January 2008.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since January 2008.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since February 2001.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since January 2008.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since January 2008.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since January 2008.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since January 2008.

Director – Mutual Fund Accounting of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since April 1985.

The Funds	31

OFFICERS OF THE FUND (Unaudited) (continued)

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since January 2008.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since January 2008.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since January 2008.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since January 2008.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (76 investment companies, comprised of 189 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 54 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

STEPHEN J. STOREN, Anti-Money Laundering Compliance Officer since May 2011.

Chief Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 72 investment companies (comprised of 185 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Distributor since October 1999.

NOTES

For More Information

Each fund will disclose daily, on www.dreyfus.com, the complete schedule of each fund’s holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how each fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $    82,008 in 2009 and $84,408 in 2010.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $16,146 in 2010 and $90,936 in 2011. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $  0 in 2010 and $0 in 2011.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $15,989 in 2010 and $10,525 in  2011. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2010 and $0 in 2011.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $4,202 in 2010 and $2,579 in 2011. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2010 and $0 in 2011.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were  $39,552,052 in 2010 and $20,226,638 in 2011.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management            Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and             Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Reserves Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	February 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	February 23, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	February 23, 2012

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)